Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Subsidiaries
Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2020	% ownership as at December 31, 2019	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.58%	Main operating company. Sales and R&D services

WISeKey Semiconductors SAS	France	2010	EUR 1,298,162	100.0%	100.0%	Chip manufacturing, sales & distribution

WiseTrust SA	Switzerland	1999	CHF 680,000	100.0%	100.0%	Non-operating investment company

WISeKey ELA SL	Spain	2006	EUR 4,000,000	100.0%	100.0%	Sales & support

WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51.0%	51.0%	Non trading

WISeKey USA Inc*	U.S.A	2006	USD 6,500	100%*	100%*	Sales & support

WISeKey India Private Ltd**	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support

WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution

WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

WISeCoin AG	Switzerland	2018	CHF 100,000	90.0%	90.0%	Sales & distribution

WISeKey Equities AG	Switzerland	2018	CHF 100,000	100.0%	100.0%	Financing, Sales & distribution

WISeCoin France R&D Lab SAS	France	2019	EUR 10,000	90.0%	90.0%	Research & development

WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100.0%	100.0%	Sales & distribution

WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000.00	51.0%	51.0%	Sales & distribution

WiseAI AG	Switzerland	2020	CHF 100,000	51.0%	not incorporated	Sales & distribution

Related party transactions and balances
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2020	2019	2020	2019	2020	2019	2018	2020	2019	2018
1	Carlos Moreira	-	-	1,580	-	-	-	-	-	-	209
2	Maryla Shingler-Bobbio	-	-	-	-	-	123	80	-	-	-
3	Philippe Doubre	-	-	-	40	86	114	80	-	-	-
4	Juan Hernández Zayas	-	-	-	37	52	165	88	-	-	-
5	Thomas Hürlimann	-	-	-	16	-	63	24	-	-	-
6	Dourgam Kummer	14	-	-	2	-	52	264	-	-	-
7	David Fergusson	-	-	-	22	119	161	47	-	-	-
8	Eric Pellaton	-	-	-	-	42	-	-	-	-	-
9	Jean-Philippe Ladisa	-	-	-	-	61	-	-	-	-	-
10	Roman Brunner	-	-	-	-	-	426	242	-	87	-
11	Anthony Nagel	-	-	-	-	-	5	164	-	58	-
12	Harald Steger	-	-	-	-		-	445	-	-	-
13	Don Tapscott	-	-	-	-	8	-	394	-	-	-
14	Wei Wang	-	-	-	-	-	-	187	-	10	-
15	OISTE	95	119	172	-	374	219	221	32	140	-
16	Edmund Gibbons Limited	-	-	-	-	-	479	173	-	36	434
17	Terra Ventures Inc	-	-	33	33	-	-	-	-	-	-
18	SAI LLC (SBT Ventures)	-	-	34	33	-	-	-	-	-	-
19	GSP Holdings Ltd	-	-	18	17	-	-	-	-	-	-
20	Indian Potash Limited	-	-	-	-	-	-	-	-	-	42
21	ACXIT Capital	-	-	-	-	-	-	-	-	-	696
22	Philippe Gerwill	-	-	-	-	-	14	-	-	-	-
23	Related parties of Carlos Moreira	-	-	-	2	223	360	-	-	-	-
24	Todd Ruppert	-	-	-	-	-	-	353	-	-	-
25	Cristina Dolan	-	-	-	-	1	-	-	-	-	-
26	Maria Pia Aqueveque Jabbaz	-	-	-	-	1	-	-	-	-	-
	Total	109	119	1,837	202	967	2,181	2,762	32	331	1,381